Capital Management (Details) $ in Thousands	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)		Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Capital management
Loans and borrowings	$ 403,191	$ 448,875		$ 786
Lease liabilities	10,233	15,806
Trade and other payables	51,050	87,562	[1]	927
Derivative financial liabilities	79,244	98,527		7,443
Other financial liabilities	142,039	217,616		280,996
Cash	(171,897)	(32,372)	[1]	(42)	$ (955)
Net debt	513,860	836,014		290,110
Equity	$ 555,493	$ 268,027	[1]	$ (19,961)	$ 4,064
Net debt equity ratio	0.0093	0.0312		(0.1453)

[1]	*Refer to Note 26 for the details of restatement of comparatives upon the finalization of purchase price allocation.